CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 117,413	$ 99,225	$ 38,706
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,092	13,838	9,897
Stock-based compensation expense	15,590	11,570	6,985
Change in payment obligation related to acquisitions	19,251	(6,904)	350
Foreign currency translation	(27)	20	(223)
Accrued interest, net	(5,547)	(3,646)	(300)
Deferred taxes, net	(654)	(1,428)	(2,755)
Accrued severance pay, net	(274)	(106)	663
Amortization of premium and accretion of discount on marketable securities	(1,147)	0	0
Loss (gain) from sale of property and equipment	(27)	(12)	121
Net changes in operating assets and liabilities:
Accounts receivable, net	(5,329)	(45,236)	(34,239)
Prepaid expenses and other current assets	(433)	(434)	(2,781)
Operating lease right-of-use assets	3,653	1,104	8,510
Operating lease liabilities	(3,966)	(1,909)	(8,643)
Accounts payable	6,878	48,191	35,222
Accrued expenses and other liabilities	(2,917)	9,320	21,446
Deferred revenue	(1,093)	(1,474)	(1,853)
Net cash provided by operating activities	155,463	122,119	71,106
Cash flows from investing activities
Purchases of property and equipment	(811)	(1,058)	(627)
Proceeds from sale of property and equipment	27	12	95
Investment in marketable securities	111,026	0	0
Proceeds from sales and maturities of marketable securities	34,427	0	0
Proceeds from short-term deposits	253,400	217,200	12,700
Investment in short-term deposits	(207,450)	(253,400)	(217,200)
Cash paid in connection with acquisitions, net of cash acquired	(101,921)	(9,570)	(38,438)
Net cash used in investing activities	(133,354)	(46,816)	(243,470)
Cash flows from financing activities
Issuance of shares in private placement, net	0	0	230,489
Proceeds from exercise of stock-based compensation	2,433	5,833	6,898
Payments of contingent consideration	(13,256)	(9,091)	0
Repayment of long-term loans	0	0	(8,333)
Net cash provided by (used in) financing activities	(10,823)	(3,258)	229,054
Effect of exchange rate changes on cash and cash equivalents	141	(59)	(33)
Net increase in cash and cash equivalents and restricted cash	11,427	71,986	56,657
Cash and cash equivalents and restricted cash at beginning of year	177,521	105,535	48,878
Cash and cash equivalents and restricted cash at end of year	188,948	177,521	105,535
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	187,609	176,226	104,446
Restricted cash	1,339	1,295	1,089
Total cash, cash equivalents, and restricted cash	188,948	177,521	105,535
Cash paid during the year for:
Income taxes	18,030	7,689	4,365
Interest	6	5	203
Non-cash investing and financing activities:
Creation of new lease right-of-use assets arising from lease liability	132	2,085	0
Purchase of property and equipment on credit	$ 2	$ (47)	$ 45